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							   File Number: 33-84546
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933

                                                                   March 1, 2021


PIONEER VCT PORTFOLIOS


SUPPLEMENT TO THE MAY 1, 2020 STATEMENT OF ADDITIONAL INFORMATION FOR CLASS I AND CLASS II SHARES, AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME

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PORTFOLIO
Pioneer Bond VCT Portfolio
Pioneer Equity Income VCT Portfolio
Pioneer Fund VCT Portfolio
Pioneer High Yield VCT Portfolio
Pioneer Mid Cap Value VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio
Pioneer Select Mid Cap Growth VCT Portfolio
Pioneer Strategic Income VCT Portfolio
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The portfolios have entered into an agreement with The Bank of New York Mellon
("BNY Mellon"), 225 Liberty Street, New York, New York 10286, to serve as custodian of the portfolio's assets. The portfolios have also entered into an agreement with BNY Mellon to perform certain fund accounting and fund administration services for the portfolios. BBH will continue to provide the current services to the portfolios until the portfolios are fully converted to BNY Mellon, which is scheduled to occur in the fourth quarter of 2021.

                                                                   32456-00-0321
                                     (Copyright)2021 Amundi Distributor US, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC